Financial instruments (Disclosure of company's financial assets and liabilities) (Details) - CAD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Feb. 17, 2022	Dec. 31, 2021
Financial assets
Cash	$ (54,227)	$ 47,098	$ 24,950		$ 9,273
Other receivables	7,747	3,476	8,780
Related company loan receivable	0	206,947	644,990	$ 1,290,000	$ 1,833,979
Marketable securities	1,755,000	1,785,510	1,819,800
Financial liabilities
Overdraft	(54,227)	0	0
Accounts payable and accrued liabilities	(4,986,099)	(3,822,969)	(4,855,747)
Loan payable	(2,563,145)	(781,322)	(718,238)
Joint venture settlement obligation	(669,449)	(698,950)	0
Convertible debenture derivative	(1,025,803)	(1,027,427)	0
Foreign Exchange Risk [Member]
Financial assets
Cash		47,098	24,950
Other receivables	7,747	3,476	8,780
Related company loan receivable		206,947	644,990
Marketable securities	1,755,000	1,785,510	1,819,800
Financial assets	1,762,747	2,043,031	2,498,520
Financial liabilities
Overdraft	(54,227)
Accounts payable and accrued liabilities	(4,986,099)	(3,822,969)	(4,855,747)
Loan payable	(2,563,145)	(781,322)	(718,238)
Joint venture settlement obligation	(3,368,740)	(3,997,091)
Convertible debenture	(4,177,684)	(3,483,890)
Convertible debenture derivative	(1,025,803)	(1,027,427)
Net financial liabilities	(14,412,951)	(11,069,668)	(3,075,465)
Canadian Dollars [Member] | Foreign Exchange Risk [Member]
Financial assets
Cash		14,936	23,983
Other receivables	7,747	3,476	8,780
Related company loan receivable		206,947	644,990
Marketable securities	0	0	0
Financial assets	7,747	225,359	677,753
Financial liabilities
Overdraft	1,855
Accounts payable and accrued liabilities	(1,173,407)	(285,915)	(253,651)
Loan payable	(580,000)	(30,000)	0
Joint venture settlement obligation	(3,368,740)	(3,997,091)
Convertible debenture	(839,132)	(785,129)
Convertible debenture derivative	0	0
Net financial liabilities	(5,951,677)	(4,872,776)	424,102
US Dollars [Member] | Foreign Exchange Risk [Member]
Financial assets
Cash		32,162	967
Other receivables	0	0	0
Related company loan receivable		0	0
Marketable securities	1,755,000	1,785,510	1,819,800
Financial assets	1,755,000	1,817,672	1,820,767
Financial liabilities
Overdraft	(56,082)
Accounts payable and accrued liabilities	(3,812,692)	(3,537,054)	(4,602,096)
Loan payable	(1,983,145)	(751,322)	(718,238)
Joint venture settlement obligation	0	0
Convertible debenture	(3,338,552)	(2,698,761)
Convertible debenture derivative	(1,025,803)	(1,027,427)
Net financial liabilities	$ (8,461,274)	$ (6,196,892)	$ (3,499,567)